MANAGEMENT SERVICES AGREEMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Visiox Pharmaceuticals, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
MANAGEMENT SERVICES AGREEMENT

3. MANAGEMENT SERVICES AGREEMENT

On January 1, 2022, the Company entered into an agreement (the “Management Services Agreement”) with TardiMed Sciences, LLC, a Connecticut limited liability company (the “Management Company”). Under the Agreement, the Management Company will provide, on an advisory basis, management and other services or assistance to the Company in connection with the development, registration, financing, and commercialization of pharmaceutical products. The Company is required to pay a quarterly fee in the amount of $300,000 in exchange for the Management Company’s services. Additionally, the Company agrees to reimburse the cost of all out-of-pocket expenses incurred by the Management Company in connection with providing the required services. The Agreement ends on January 1, 2025 and may be renewed annually thereafter as mutually agreed upon by the Company and Management Company.

On August 10, 2023, we entered into an agreement (the “Rent and Administrative Services Agreement”) with TardiMed, pursuant to which the Management Company will provide use of its office space, as needed, as well as other administrative services and support to the Company in connection with the development, registration, financing, and commercialization of pharmaceutical products. The Company is required to pay a quarterly fee in the amount of $100,000 in exchange for TardiMed’s services. Additionally, The Company is required to reimburse the cost of all out-of-pocket expenses incurred by TardiMed in connection with providing the required services.

The agreement will not become effective unless and until such time that the Company makes an initial public offering on a national securities exchange (the “IPO”). Upon an IPO, the Rent and Administrative Services Agreement will supersede the Management Services Agreement dated January 1, 2022, which will be terminated without breach by mutual consent.

3. MANAGEMENT SERVICES AGREEMENT

On January 1, 2022, the Company entered into an agreement (the “Agreement”) with TardiMed Sciences, LLC, a Connecticut limited liability company (the “Management Company”). Under the Agreement, the Management Company will provide, on an advisory basis, management and other services or assistance to the Company in connection with the development, registration, financing, and commercialization of pharmaceutical products. The Company is required to pay a quarterly fee in the amount of $300,000 in exchange for the Management Company’s services. Additionally, the Company agrees to reimburse the cost of all out-of-pocket expenses incurred by the Management Company in connection with providing the required services. The Agreement ends on January 1, 2025 and may be renewed annually thereafter as mutually agreed upon by the Company and Management Company.

Visiox Pharmaceuticals, Inc.

f/k/a Visiox Pharma, LLC

Notes to Financial Statements